Revenue - Additional Information (Detail) € in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Nov. 30, 2023 USD ($)	Dec. 31, 2025 EUR (€) CommercialCustomer	Dec. 31, 2024 EUR (€) CommercialCustomer	Dec. 31, 2023 EUR (€) CommercialCustomer
Disclosure of performance obligations [line items]
Revenue				€ 720,132	€ 363,641	€ 266,718
Number of commercial customers | CommercialCustomer				2	4	4
Novo Nordisk [member]
Disclosure of performance obligations [line items]
Upfront development and regulatory milestones potentially to be received	€ 285,000
Upfront fee for exclusive license	100,000
Maximum additional development and regulatory milestones potentially to be received	€ 77,500
Third Party Investors [Member]
Disclosure of performance obligations [line items]
Commitment from investors		€ 150,000
Teijin [Member]
Disclosure of performance obligations [line items]
Upfront payment received | $			$ 70,000,000
Maximum additional development and regulatory milestones potentially to be received | $			$ 175,000,000
Licenses [Member] | Novo Nordisk [member]
Disclosure of performance obligations [line items]
Upfront payment received					€ 95,300
Licenses [Member] | Third Party Investors [Member]
Disclosure of performance obligations [line items]
Upfront payment received					€ 27,100
Licenses [Member] | Teijin [Member]
Disclosure of performance obligations [line items]
Upfront payment received						€ 63,700
Commercial customers [member] | Bottom of range [member]
Disclosure of performance obligations [line items]
Percentage of revenue from commercial products				10.00%	10.00%